Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Prepaid Expenses
	12/31/2020	12/31/2019
Rents	30,400	37,106
Advertising and publicity	17,752	24,857
Deferred stock plan, net (see Note 8.c)	9,900	15,965
Insurance premiums	58,675	61,884
Software maintenance	24,233	23,216
Employee benefits	8,924	3,425
IPVA and IPTU	2,632	937
Contribution - private pension fund (see Note 20.a)	36,068	-
Other prepaid expenses	14,045	13,181
	202,629	180,571
Current	132,122	111,355
Non-current	70,507	69,216